Summary of Stock Options Outstanding and Exercisable (Detail)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number outstanding | shares	411,109
Remaining contract life in years, Outstanding options	6 years 4 months 13 days
Number outstanding, Weighted average exercise price	$ 87.47
Number exercisable | shares	254,842
Remaining contract life in years, Exercisable options	5 years 3 months 18 days
Number exercisable, Weighted average exercise price	$ 71.48
$16.31-$19.96
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plans, exercise price range, lower range Limit	16.31
Shares authorized under stock option plans, exercise price range, upper range limit	$ 19.96
Number outstanding | shares	19,253
Remaining contract life in years, Outstanding options	2 years 1 month 21 days
Number outstanding, Weighted average exercise price	$ 16.31
Number exercisable | shares	19,253
Remaining contract life in years, Exercisable options	2 years 1 month 21 days
Number exercisable, Weighted average exercise price	$ 16.31
$44.70-$49.60
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plans, exercise price range, lower range Limit	44.70
Shares authorized under stock option plans, exercise price range, upper range limit	$ 49.60
Number outstanding | shares	23,275
Remaining contract life in years, Outstanding options	3 years 1 month 21 days
Number outstanding, Weighted average exercise price	$ 44.70
Number exercisable | shares	23,275
Remaining contract life in years, Exercisable options	3 years 1 month 21 days
Number exercisable, Weighted average exercise price	$ 44.70
$51.67 - $59.01
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plans, exercise price range, lower range Limit	51.67
Shares authorized under stock option plans, exercise price range, upper range limit	$ 59.01
Number outstanding | shares	16,225
Remaining contract life in years, Outstanding options	9 months 4 days
Number outstanding, Weighted average exercise price	$ 54.37
Number exercisable | shares	16,225
Remaining contract life in years, Exercisable options	9 months 4 days
Number exercisable, Weighted average exercise price	$ 54.37
$67.00 - $69.18
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plans, exercise price range, lower range Limit	67.00
Shares authorized under stock option plans, exercise price range, upper range limit	$ 69.18
Number outstanding | shares	79,992
Remaining contract life in years, Outstanding options	5 years 9 months 15 days
Number outstanding, Weighted average exercise price	$ 68.41
Number exercisable | shares	79,992
Remaining contract life in years, Exercisable options	5 years 9 months 15 days
Number exercisable, Weighted average exercise price	$ 68.41
$72.95 - $94.87
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plans, exercise price range, lower range Limit	72.95
Shares authorized under stock option plans, exercise price range, upper range limit	$ 94.87
Number outstanding | shares	116,097
Remaining contract life in years, Outstanding options	6 years 6 months 18 days
Number outstanding, Weighted average exercise price	$ 90.50
Number exercisable | shares	116,097
Remaining contract life in years, Exercisable options	6 years 6 months 18 days
Number exercisable, Weighted average exercise price	$ 90.50
$113.36-$126.46
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized under stock option plans, exercise price range, lower range Limit	113.36
Shares authorized under stock option plans, exercise price range, upper range limit	$ 126.46
Number outstanding | shares	156,267
Remaining contract life in years, Outstanding options	8 years 1 month 17 days
Number outstanding, Weighted average exercise price	$ 113.54